TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 48.6%
	FEDERAL HOME LOAN MORTGAGE CORP. — 18.9%(a)
33,811	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$ 34,206
355,143	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	334,826
221,235	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	208,835
84,056	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	81,432
55,707	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2		3.7000	09/25/26	55,499
940,414	Freddie Mac Multifamily Structured Pass Through Series KF77 AL(b)	SOFR30A + 0.814%	4.4830	02/25/27	941,201
1,078,542	Freddie Mac Multifamily Structured Pass Through Series K531 AS(b)	SOFR30A + 0.530%	4.1990	09/25/29	1,076,307
1,085,000	Freddie Mac Multifamily Structured Pass Through Series K540 A2(c)		4.5130	02/25/30	1,096,901
905,000	Freddie Mac Multifamily Structured Pass Through Series K546 A2		4.3610	05/25/30	908,371
525,089	Freddie Mac Multifamily Structured Pass Through Series KF82 AS(b)	SOFR30A + 0.420%	4.0890	06/25/30	524,096
787,633	Freddie Mac Multifamily Structured Pass Through Series KF82 AL(b)	SOFR30A + 0.484%	4.1530	06/25/30	785,725
384,492	Freddie Mac Multifamily Structured Pass Through Series KF80 AS(b)	SOFR30A + 0.510%	4.1790	06/25/30	383,526
1,800,000	Freddie Mac Multifamily Structured Pass Through Series K758 A2(c)		4.6800	10/25/31	1,829,706
2,580,000	Freddie Mac Multifamily Structured Pass Through Series KJ42 A2		4.1180	11/25/32	2,544,564
1,206,062	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1(c)		2.1960	05/25/51	1,203,357
67,683	Freddie Mac Non Gold Pool Series 780722(b)	H15T1Y + 2.220%	6.2660	08/01/33	69,185
33,575	Freddie Mac Non Gold Pool Series 972132(b)	H15T1Y + 2.225%	6.1180	11/01/33	34,505
38,084	Freddie Mac Non Gold Pool Series 1B2025(b)	RFUCCT1Y + 1.862%	6.4330	06/01/34	39,301
48,108	Freddie Mac Non Gold Pool Series 1Q0160(b)	RFUCCT1Y + 1.750%	6.5000	09/01/35	49,429
71,656	Freddie Mac Non Gold Pool Series 1L1358(b)	H15T1Y + 2.500%	6.5230	05/01/36	74,016
188,002	Freddie Mac Non Gold Pool Series 848690(b)	H15T1Y + 2.246%	6.1630	03/01/37	195,729
8,732	Freddie Mac Non Gold Pool Series 848565(b)	RFUCCT1Y + 1.776%	6.5140	12/01/37	8,970
31,625	Freddie Mac Non Gold Pool Series 848568(b)	H15T1Y + 2.206%	6.0740	09/01/38	32,508
441,530	Freddie Mac Non Gold Pool Series 848949(b)	H15T1Y + 2.248%	6.3070	09/01/38	455,052
45,671	Freddie Mac Non Gold Pool Series 1Q1302(b)	RFUCCT1Y + 1.714%	6.4180	11/01/38	46,694
15,019	Freddie Mac Non Gold Pool Series 1Q0647(b)	RFUCCT1Y + 1.814%	6.6640	11/01/38	15,435
67,802	Freddie Mac Non Gold Pool Series 849046(b)	RFUCCT1Y + 1.889%	6.8790	09/01/41	70,347
276,621	Freddie Mac Pool Series SB8031		2.5000	02/01/35	261,664
13,178	Freddie Mac REMICS Series 2102 PE(d)		6.5000	12/15/28	13,022
9,222	Freddie Mac REMICS Series 2131 ZB(d)		6.0000	03/15/29	9,005
6,299	Freddie Mac REMICS Series 2412 OF(b),(d)	SOFR30A + 1.064%	4.7370	12/15/31	6,164

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 48.6% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 18.9%(a) (Continued)
3,364	Freddie Mac REMICS Series 2450 FW(b),(d)	SOFR30A + 0.614%	4.2870	03/15/32	$ 3,261
11,199	Freddie Mac REMICS Series 2448 FV(b),(d)	SOFR30A + 1.114%	4.7870	03/15/32	10,968
19,556	Freddie Mac REMICS Series 2581 FD(b),(d)	SOFR30A + 0.864%	4.5370	12/15/32	19,060
5,938	Freddie Mac REMICS Series 2557 WF(b),(d)	SOFR30A + 0.514%	4.1870	01/15/33	5,745
18,634	Freddie Mac REMICS Series 2768 PW(d)		4.2500	03/15/34	17,906
108,199	Freddie Mac REMICS Series 2978 JG(d)		5.5000	05/15/35	109,754
158,210	Freddie Mac REMICS Series 3036 NE(d)		5.0000	09/15/35	158,327
50,334	Freddie Mac REMICS Series 3620 AT(b),(d)		4.7740	12/15/36	51,537
95,905	Freddie Mac REMICS Series 3412 AY(d)		5.5000	02/15/38	97,659
78,976	Freddie Mac REMICS Series 3561 W(c),(d)		2.5330	06/15/48	74,428
					13,938,223
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 21.8%(a)
14,128	Fannie Mae Pool Series 642012(b)	H15T1Y + 2.265%	6.5150	05/01/32	14,430
69,850	Fannie Mae Pool Series 555375		6.0000	04/01/33	71,875
7,567	Fannie Mae Pool Series 699985(b)	H15T1Y + 2.205%	6.4630	04/01/33	7,736
29,300	Fannie Mae Pool Series 721424(b)	H15T1Y + 2.287%	6.2870	06/01/33	30,086
16,154	Fannie Mae Pool Series 725052(b)	H15T1Y + 2.170%	6.2950	07/01/33	16,496
12,193	Fannie Mae Pool Series 732087(b)	H15T1Y + 2.441%	6.4410	08/01/33	12,566
210,164	Fannie Mae Pool Series AD0541(b)	H15T1Y + 2.185%	6.2280	11/01/33	216,322
6,101	Fannie Mae Pool Series 783245(b)	12MTA + 1.200%	5.1140	04/01/34	6,101
16,109	Fannie Mae Pool Series 725392(b)	H15T1Y + 2.196%	6.0650	04/01/34	16,488
180,186	Fannie Mae Pool Series AL1270(b)	H15T1Y + 2.214%	6.2180	10/01/34	185,645
28,078	Fannie Mae Pool Series 813844(b)	RFUCCT6M + 1.549%	5.7400	01/01/35	29,195
9,639	Fannie Mae Pool Series 995552(b)	H15T1Y + 2.192%	6.2050	05/01/35	9,900
30,659	Fannie Mae Pool Series 735667		5.0000	07/01/35	30,913
13,318	Fannie Mae Pool Series 995269(b)	RFUCCT6M + 1.546%	5.8420	07/01/35	13,845
45,960	Fannie Mae Pool Series AL0361(b)	H15T1Y + 2.223%	6.2230	07/01/35	47,318
74,942	Fannie Mae Pool Series 889822(b)	RFUCCT1Y + 1.551%	6.2650	07/01/35	76,863
59,106	Fannie Mae Pool Series 838948(b)	RFUCCT6M + 1.510%	5.7310	08/01/35	60,307
5,633	Fannie Mae Pool Series 844532(b)	12MTA + 1.706%	5.6470	11/01/35	5,723
137,510	Fannie Mae Pool Series 813637(b)	H15T1Y + 2.185%	5.8100	01/01/36	141,777
27,377	Fannie Mae Pool Series 863729(b)	H15T1Y + 2.268%	5.8930	01/01/36	28,209

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 48.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 21.8%(a) (Continued)
97,086	Fannie Mae Pool Series 846749(b)	RFUCCT6M + 2.428%	6.5530	01/01/36	$ 98,636
7,038	Fannie Mae Pool Series 880366(b)	RFUCCT6M + 1.430%	5.7890	02/01/36	7,159
55,829	Fannie Mae Pool Series 880373(b)	RFUCCT1Y + 1.546%	5.8790	02/01/36	57,871
15,777	Fannie Mae Pool Series 886376(b)	12MTA + 2.387%	6.2950	08/01/36	16,164
101,441	Fannie Mae Pool Series 920847(b)	H15T1Y + 2.500%	6.3510	08/01/36	105,806
876	Fannie Mae Pool Series 879683(b)	H15T1Y + 2.145%	6.2700	09/01/36	901
7,315	Fannie Mae Pool Series 995949(b)	12MTA + 2.418%	6.3310	09/01/36	7,529
26,432	Fannie Mae Pool Series 995008(b)	12MTA + 2.221%	6.1530	10/01/36	27,230
85,314	Fannie Mae Pool Series 900197(b)	RFUCCT1Y + 2.075%	6.7800	10/01/36	89,019
28,622	Fannie Mae Pool Series AE0870(b)	RFUCCT1Y + 1.668%	6.2680	11/01/36	29,407
113,260	Fannie Mae Pool Series 889819(b)	RFUCCT1Y + 1.561%	6.1770	04/01/37	116,633
15,798	Fannie Mae Pool Series 748848(b)	H15T1Y + 2.270%	6.2700	06/01/37	16,368
51,087	Fannie Mae Pool Series AB5688		3.5000	07/01/37	48,070
24,574	Fannie Mae Pool Series AL0920		5.0000	07/01/37	24,738
1,029	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,049
56,500	Fannie Mae Pool Series AD0959(b)	RFUCCT6M + 1.981%	6.3080	07/01/37	57,568
26,856	Fannie Mae Pool Series 888628(b)	RFUCCT1Y + 1.838%	6.3510	07/01/37	27,712
109,350	Fannie Mae Pool Series AL1288(b)	RFUCCT1Y + 1.578%	6.3190	09/01/37	112,136
5,036	Fannie Mae Pool Series AL0883(b)	RFUCCT1Y + 1.589%	6.0210	01/01/38	5,157
64,031	Fannie Mae Pool Series 964760(b)	RFUCCT1Y + 1.616%	6.2810	08/01/38	65,506
2,327	Fannie Mae Pool Series 725320(b)	H15T1Y + 2.256%	6.2820	08/01/39	2,382
33,709	Fannie Mae Pool Series AC2472		5.0000	06/01/40	33,858
927,615	Fannie Mae Pool Series BM1078(b)	H15T1Y + 2.163%	6.0980	12/01/40	961,372
4,925	Fannie Mae Pool Series AL2559(b)	RFUCCT1Y + 1.810%	6.7770	07/01/41	5,097
249,765	Fannie Mae Pool Series AJ0875(b)	RFUCCT1Y + 1.800%	6.3660	10/01/41	260,711
310,166	Fannie Mae Pool Series AO4163		3.5000	06/01/42	291,806
177,968	Fannie Mae Pool Series AB5519		3.5000	07/01/42	167,436
1,580,790	Fannie Mae Pool Series AO8169		3.5000	09/01/42	1,487,195

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 48.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 21.8%(a) (Continued)
220,351	Fannie Mae Pool Series AB7016		4.0000	11/01/42	$ 213,961
454,066	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	428,869
297,708	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	273,490
316,894	Fannie Mae Pool Series MA1404		3.5000	04/01/43	298,133
96,813	Fannie Mae Pool Series AB9096		4.0000	04/01/43	94,033
15,041	Fannie Mae Pool Series 803338(b)	12MTA + 1.200%	5.1140	09/01/44	15,222
177,589	Fannie Mae Pool Series MA3536		4.0000	12/01/48	169,678
2,681,291	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,166,334
2,549,482	Fannie Mae Pool Series MA4562		2.0000	03/01/52	2,063,424
929,189	Fannie Mae Pool Series FS8360		3.5000	09/01/52	853,212
5,733	Fannie Mae REMICS Series 2000-45 FD(b),(d)	SOFR30A + 0.664%	4.3360	12/18/30	5,562
3,933	Fannie Mae REMICS Series 2000-45 FG(b),(d)	SOFR30A + 0.664%	4.3360	12/18/30	3,815
14,314	Fannie Mae REMICS Series 2002-30 FB(b),(d)	SOFR30A + 1.114%	4.7760	08/25/31	13,964
9,291	Fannie Mae REMICS Series 2002-16 VF(b),(d)	SOFR30A + 0.664%	4.3260	04/25/32	9,017
2,373	Fannie Mae REMICS Series 2002-71 AP(d)		5.0000	11/25/32	2,287
900	Fannie Mae REMICS Series 2003-35 FG(b),(d)	SOFR30A + 0.414%	4.0760	05/25/33	871
16,536	Fannie Mae REMICS Series 2005-29 WQ(d)		5.5000	04/25/35	16,764
52,283	Fannie Mae REMICS Series 2009-50 PT(c),(d)		6.1180	05/25/37	52,767
48,748	Fannie Mae REMICS Series 2008-86 LA(c),(d)		3.4890	08/25/38	47,672
206,121	Fannie Mae REMICS Series 2010-60 HB(d)		5.0000	06/25/40	205,946
81,312	Fannie Mae REMICS Series 2013-63 YF(b),(d)	SOFR30A + 1.114%	4.7760	06/25/43	73,381
866,186	Fannie Mae REMICS Series 2020-35 FA(b),(d)	SOFR30A + 0.614%	4.2960	06/25/50	854,759
1,135,289	Fannie Mae-Aces Series 2017-M3 A2(c)		2.4750	12/25/26	1,123,107
1,999,125	Fannie Mae-Aces Series 2017-M14 A2(c)		2.7850	11/25/27	1,959,176
					16,091,755
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 7.9%
8,432	Ginnie Mae II Pool Series 891616(b)	H15T1Y + 1.400%	4.9100	06/20/58	8,527
14,955	Ginnie Mae II Pool Series 710065(c)		4.8100	02/20/61	14,950
1,701	Ginnie Mae II Pool Series 894704(b)	H15T1Y + 0.758%	4.2690	10/20/61	1,705
1,294	Ginnie Mae II Pool Series 773437(c)		4.4850	02/20/62	1,272
2,081	Ginnie Mae II Pool Series 759745(c)		4.8150	05/20/62	2,079
45,989	Ginnie Mae II Pool Series 897906(b)	H15T1Y + 1.037%	4.5340	06/20/62	46,232
152,745	Ginnie Mae II Pool Series 896363(b)	H15T1Y + 0.687%	4.1960	07/20/62	153,439
921	Ginnie Mae II Pool Series 766556(c)		4.7550	08/20/62	906

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 48.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 7.9% (Continued)
6,670	Ginnie Mae II Pool Series 777432(c)		4.5990	10/20/62	$ 6,650
45,252	Ginnie Mae II Pool Series 899072(b)	RFUCCT1M + 1.751%	5.6030	10/20/62	46,060
3,686	Ginnie Mae II Pool Series 765229(c)		4.5530	11/20/62	3,605
227,151	Ginnie Mae II Pool Series 899633(b)	RFUCCT1M + 1.773%	5.6120	01/20/63	233,207
14,641	Ginnie Mae II Pool Series 898433(b)	RFUCCT1M + 2.182%	6.0180	01/20/63	15,110
107,393	Ginnie Mae II Pool Series 899765(b)	RFUCCT1M + 1.846%	5.6830	02/20/63	110,007
103,693	Ginnie Mae II Pool Series 899650(b)	RFUCCT1M + 1.890%	5.7260	02/20/63	105,498
30,985	Ginnie Mae II Pool Series 898436(b)	RFUCCT1M + 2.130%	5.9660	02/20/63	31,733
41,145	Ginnie Mae II Pool Series 899651(b)	RFUCCT1M + 2.378%	6.2130	02/20/63	42,130
5,292	Ginnie Mae II Pool Series AE9606(b)	H15T1Y + 1.140%	4.6500	08/20/64	5,356
300	Ginnie Mae II Pool Series AG8190(b)	H15T1Y + 1.140%	4.6500	09/20/64	304
2,548	Ginnie Mae II Pool Series AG8209(b)	H15T1Y + 0.870%	4.3770	10/20/64	2,561
807	Ginnie Mae II Pool Series AG8275(b)	H15T1Y + 1.140%	4.6500	03/20/65	817
18,695	Government National Mortgage Association Series 2003-72 Z(c)		5.4910	11/16/45	18,656
114,682	Government National Mortgage Association Series 2014-H12 HZ(c),(d)		4.5920	06/20/64	112,153
481	Government National Mortgage Association Series 2015-H09 HA(d)		1.7500	03/20/65	432
1,616,381	Government National Mortgage Association Series 2018-H16 FA(b),(d)	TSFR1M + 0.534%	4.2030	09/20/68	1,613,082
1,296,302	Government National Mortgage Association Series 2020-H04 FP(b),(d)	TSFR1M + 0.614%	4.2830	06/20/69	1,297,550
1,947,001	Government National Mortgage Association Series 2020-H02 FG(b),(d)	TSFR1M + 0.714%	4.3830	01/20/70	1,948,076
					5,822,097

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $36,633,570)				35,852,075

	U.S. TREASURY NOTES — 38.6%
205,000	United States Treasury Note		4.8750	05/31/26	205,346
1,000,000	United States Treasury Note		4.1250	06/15/26	1,000,852
870,000	United States Treasury Note		3.7500	08/31/26	870,048
430,000	United States Treasury Note		3.5000	09/30/26	429,440
810,000	United States Treasury Note		4.1250	10/31/26	811,476
815,000	United States Treasury Note		4.6250	11/15/26	819,208
480,000	United States Treasury Note		4.2500	11/30/26	481,597
555,000	United States Treasury Note		4.2500	12/31/26	556,992
595,000	United States Treasury Note		4.1250	01/31/27	596,896
185,000	United States Treasury Note		4.1250	02/28/27	185,627

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY NOTES — 38.6% (Continued)
300,000	United States Treasury Note	3.8750	03/31/27	$ 300,362
480,000	United States Treasury Note	3.7500	04/30/27	479,918
965,000	United States Treasury Note	3.8750	05/31/27	965,735
810,000	United States Treasury Note	3.8750	07/31/27	810,380
565,000	United States Treasury Note	3.6250	08/31/27	563,378
684,000	United States Treasury Note	3.5000	09/30/27	680,700
372,000	United States Treasury Note	3.5000	10/31/27	370,038
709,000	United States Treasury Note	3.3750	11/30/27	703,766
753,000	United States Treasury Note	3.3750	12/31/27	747,235
1,108,000	United States Treasury Note	3.5000	01/31/28	1,101,724
372,000	United States Treasury Note	3.3750	02/29/28	369,065
270,000	United States Treasury Note	3.6250	03/31/28	269,040
4,611,000	United States Treasury Note	3.8750	03/31/28	4,617,754
2,190,000	United States Treasury Note	4.0000	01/31/29	2,200,052
506,000	United States Treasury Note	3.8750	03/31/31	504,439
3,420,000	United States Treasury Note	4.1250	11/15/32	3,423,340
320,000	United States Treasury Note	4.2500	11/15/34	320,162
720,000	United States Treasury Note	4.6250	02/15/35	739,392
555,000	United States Treasury Note	4.2500	05/15/35	554,035
275,000	United States Treasury Note	4.2500	08/15/35	274,227
1,028,000	United States Treasury Note	4.0000	11/15/35	1,003,665
1,568,000	United States Treasury Note	4.1250	02/15/36	1,544,848
	TOTAL U.S. TREASURY NOTES (Cost $28,555,341)			28,500,737
		Yield (%)
	SHORT-TERM INVESTMENTS — 12.1%
	AGENCY DISCOUNT NOTES — 4.2%
3,122,000	Federal Home Loan Bank Discount Notes	3.19	04/08/26	3,119,818

	U.S. TREASURY BILLS — 7.9%
1,553,000	United States Treasury Bill	3.14	04/07/26	1,552,067
2,627,000	United States Treasury Bill	3.63	05/28/26	2,611,935
1,689,000	United States Treasury Bill	3.63	06/04/26	1,678,157
				5,842,159
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,962,184)			8,961,977

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Fair Value
TOTAL INVESTMENTS - 99.3% (Cost $74,151,095)	$ 73,314,789
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	541,995
NET ASSETS - 100.0%	$ 73,856,784

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks 1 Month Term
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year Term
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks 6 Month Term
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on March 31, 2026.
(d)	Collateralized mortgage obligation (CMO).